ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date	$ 2,800
Profit (loss) of acquired entities since acquisition date	3
Revenue of combined entity as if combination occurred at beginning of period	8,600	$ 1,600
Profit (loss) of combined entity as if combination occurred at beginning of period	351	25
Goodwill recognised as of acquisition date		27
Revenue of acquired entities since acquisition date		621
Profit (loss) of acquired entities since acquisition date		10
Aldo [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	553
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 68
Percentage of interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 623
Cash consideration	295
Contingent consideration recognised as of acquisition date	328
Goodwill recognised as of acquisition date	421
Dexko [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	2,500
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 139
Percentage of interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 3,774
Cash consideration	1,100
Contingent consideration recognised as of acquisition date	30
Goodwill recognised as of acquisition date	1,400
Debt incurred	2,600
Modulaire [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	1,700
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 135
Percentage of interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 4,759
Cash consideration	1,600
Goodwill recognised as of acquisition date	1,700
Debt incurred	3,200
US Distributed Generation Portfolio | Renewable Power
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	79
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 6
Percentage of interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 684
IPL [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	2,500
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 274
Percentage of interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 4,665
Cash consideration	1,900
Goodwill recognised as of acquisition date	2,100
Debt incurred	900
BIPC exchangeable LP units transferred	200
BIPC exchangeable shares	$ 1,100
Economic interest before business transaction	10.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	$ 600
Arlington | Real Estate
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	34
Profit (loss) of combined entity as if combination occurred at beginning of period	86
Consideration transferred, acquisition-date fair value	990
Cash consideration	352
Consideration transferred, acquisition-date asset level debt	990
Oregon Wind Portfolio | Renewable Power
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	183
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 12
Percentage of interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 744
IndoStar | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		175
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 37
Percentage of interests acquired		57.00%
Consideration transferred, acquisition-date fair value		$ 295
Cash consideration		19
Consideration transferred, acquisition-date asset level debt		295
Equity interests of acquirer		276
Summit DigiTel | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		1,100
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 9
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 3,405
Consideration transferred, acquisition-date asset level debt		$ 3,400